EQUIPMENT - NET	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
EQUIPMENT - NET

6. EQUIPMENT - NET

Equipment consists of the following as of December 31, 2025, and 2024:

	December 31, 2025	December 31, 2024
Equipment	$15,000	$15,000
Less: accumulated depreciation	(15,000)	(15,000)

Total Equipment	$-	$-

Equipment is stated at cost and depreciated on a straight- line basis over the assets’ estimated useful lives: computer equipment 5 years. Total depreciation expenses for the year ended December 31, 2025, and 2024 were $-0- and $-0-, respectively.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024